ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

April 18, 2019	Adam M. Schlichtmann T +1 617 951 7114 F +1 617 235 7346 adam.schlichtmann@ropesgray.com

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: State Street Institutional Investment Trust (Registration Nos. 333-30810 and 811-09819)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of State Street Institutional Investment Trust (the “Trust”) pursuant to (1) the Securities Act of 1933, as amended (the “Securities Act”), and Rule 485(a)(2) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), (3) Form N-1A, and (4) Regulation S-T, is Post-Effective Amendment No. 255 to the Trust’s Registration Statement under the Securities Act and Amendment No. 257 to the Trust’s Registration Statement under the 1940 Act (“Amendment No. 255/257”), including (i) the Prospectus for State Street ESG Liquid Reserves Fund (the “Fund”); (ii) the Statement of Additional Information for the Fund; and (iii) other information and the signature pages.

Amendment No. 255/257 is being filed principally for registering the Fund, a new series of the Trust, under the 1940 Act and for registering certain shares of the Fund under the Securities Act. It is intended that Post-Effective Amendment No. 255 become effective 75 days after filing pursuant to paragraph (a)(2) of Rule 485.

If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (617) 951-7114.

Very truly yours,

/s/ Adam M. Schlichtmann

Adam M. Schlichtmann

Enclosures